Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023
Assets:
Cash and deposits with financial institutions	[1],[2]	$ 67,249	$ 90,312
Trading assets	[2]	126,387	117,868
Securities purchased under resale agreements and securities borrowed	[2]	199,061	199,325
Derivative financial instruments	[2]	39,611	51,340
Customers' liability under acceptances	[2]	15,998	18,628
Liabilities:
Deposits	[2],[3]	939,773	952,333
Financial instruments designated at fair value through profit or loss	[2]	32,074	26,779
Acceptances	[2]	16,094	18,718
Obligations related to securities sold short	[2]	43,621	36,403
Derivative financial instruments	[2]	47,134	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	162,115	160,007
Subordinated debentures	[2]	7,984	9,693
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	[2]	67,249	90,312
Trading assets	[2]	126,387	117,868
Securities purchased under resale agreements and securities borrowed	[2]	199,061	199,325
Derivative financial instruments	[2]	39,611	51,340
Investment securities – FVOCI and FVTPL	[2]	106,153	86,253
Investment securities – amortized cost	[2]	34,106	31,984
Loans	[2]	743,892	750,911
Customers' liability under acceptances	[2]	15,998	18,628
Other financial assets	[2]	23,879	26,614
Liabilities:
Deposits	[2]	939,773	952,333
Financial instruments designated at fair value through profit or loss	[2]	32,074	26,779
Acceptances	[2]	16,094	18,718
Obligations related to securities sold short	[2]	43,621	36,403
Derivative financial instruments	[2]	47,134	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	162,115	160,007
Subordinated debentures	[2]	7,984	9,693
Other financial liabilities	[2]	47,910	51,302
At fair value [member]
Assets:
Cash and deposits with financial institutions	[2]	67,249	90,312
Trading assets	[2]	126,387	117,868
Securities purchased under resale agreements and securities borrowed	[2]	199,061	199,325
Derivative financial instruments	[2]	39,611	51,340
Investment securities – FVOCI and FVTPL	[2]	106,153	86,253
Investment securities – amortized cost	[2]	32,906	29,816
Loans	[2]	733,784	736,366
Customers' liability under acceptances	[2]	15,998	18,628
Other financial assets	[2]	23,879	26,614
Liabilities:
Deposits	[2]	932,140	942,112
Financial instruments designated at fair value through profit or loss	[2]	32,074	26,779
Acceptances	[2]	16,094	18,718
Obligations related to securities sold short	[2]	43,621	36,403
Derivative financial instruments	[2]	47,134	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	162,115	160,007
Subordinated debentures	[2]	7,896	9,358
Other financial liabilities	[2]	$ 46,496	$ 49,363

[1]	Net of allowances of $6 (October 31, 2023 – $7).
[2]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Deposits denominated in U.S. dollars amount to $306,198 (October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $18,559 (October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $38,651 (October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $116,160 (October 31, 2023 – $116,926).